Consolidated Statements of Other Comprehensive Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Other Comprehensive Income [Abstract]
(Loss) profit for the year	S/ 141,121	S/ (362,054)	S/ (101,816)
Items that may be subsequently reclassified to profit or loss
Reclassification from other comprehensive income to profit and loss		(7,461)
Foreign currency translation adjustment, net of tax	29,056	(20,911)	(5,009)
Exchange difference from net investment in a foreign operation, net of tax	(168)	(289)	(428)
Other comprehensive income for the year, net of tax	28,888	(28,661)	(5,437)
Total comprehensive income for the year	170,009	(390,715)	(107,253)
Comprehensive income attributable to:
Owners of the Company	113,350	(479,713)	(147,425)
Non-controlling interest	56,659	88,998	40,172
Comprehensive income attributable to, total	170,009	(390,715)	(107,253)
Total comprehensive income for the year attributable to controlling interest in the Company
Continuing operations	113,350	(479,713)	(120,651)
Discontinued operations			(26,774)
Comprehensive income for the period attributable to owners of the Company, total	S/ 113,350	S/ (479,713)	S/ (147,425)